ACCRUED EXPENSES	12 Months Ended
Sep. 30, 2024
ACCRUED EXPENSES
ACCRUED EXPENSES	NOTE 10 – ACCRUED EXPENSES Accrued expenses totaled $82,470 and $241,627 at September 30, 2024, and 2023, respectively.